Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Accounting Policies [Abstract]
Net loss	$ 1,530,041	$ 3,451,699
Intangible assets amortized on straight-line basis	10 years	10 years
Unrecognized tax benefits income penalties expense	$ 0	$ 0
Accumulated deficit		$ 3,586,435